Goodwill - Text Details (Detail) € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	[1]	€ 8	€ 1,357	€ 15
Amount by which unit's recoverable amount exceeds its carrying amount		€ 326
Precision Diagnosis business group [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			€ 27
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Initial forecast period		0.095	0.10
Growth rate used to extrapolate cash flow projections		9.30%	5.00%
Impairment loss recognised in profit or loss, goodwill			€ (1,331)
Sensitivity pre-tax discount rate		190
Sensitivity compound long-term sales growth		690
Sensitivity terminal value		27.00%
Goodwill [member]
Goodwill [Line Items]
Initial forecast period		4
Impairment loss recognised in profit or loss, goodwill		€ 8	€ 1,357
Decrease through classified as held for sale, intangible assets and goodwill	[2]	8
Goodwill [member] | Precision Diagnosis business group [Member]
Goodwill [Line Items]
Decrease through classified as held for sale, intangible assets and goodwill		€ 16

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Refer to Discontinued operations and assets classified as held for sale